Employee Benefits - Additional Information (Details)	3 Months Ended	12 Months Ended
	Jun. 03, 2021 shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of defined benefit obligation		15 years
Long-Term Incentive Plan
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average discount rate		(0.17%)	(0.27%)
Incentive Plan 2012-2021 | Call Option
Disclosure Of Defined Benefit Plans [Line Items]
Number of shares bought back by company which was assigned to beneficiaries	995,000
Number of shares to buy back upon rights waived under call agreement	215,000
Stock Grant Plan 2021-2027
Disclosure Of Defined Benefit Plans [Line Items]
Description of vesting requirements		The Stock Grant Plan provides for three two-years periods included, respectively, between January 1, 2021 and December 31, 2022 (First Vesting Period), January 1, 2023 and December 31, 2024 (Second Vesting Period), January 1, 2025 and December 2026 (Third Vesting Period)
Stock Grant Plan 2021-2027 | Treasury Shares
Disclosure Of Defined Benefit Plans [Line Items]
Number of shares assigned to the beneficiaries of stock grant plan	236,988